LEASES	12 Months Ended
Dec. 31, 2019
LEASES [Abstract]
LEASES
NOTE 4: -	LEASES

The Company leases all its real estate, storage area and cars under various operating lease agreements that expire on various dates.

The Company's operating leases have original lease periods expiring between 2020 and 2022. The offices in Israel lease includes two options to renew. The Company does not assume renewals in its determination of the lease term unless the renewals are deemed to be reasonably certain at lease commencement. The Company has an option to extend the lease of its offices in Israel until 2026, which is reasonably certain to be assured.

Lease payments included in the measurement of the lease liability comprise the following: the fixed non-cancelable lease payments and payments for optional renewal periods where it is reasonably certain the renewal period will be exercised.

Under ASC 842, all leases with durations greater than 12 months, including non-cancelable operating leases, are now recognized on the balance sheet. The aggregated present value of lease agreements is recorded as a long-term asset titled Operating lease right of use asset. The corresponding lease liabilities are split between Current maturity of operating lease liability within current liabilities and Long-term operating lease liability within long-term liabilities.

The Company subleases small part of its leased premises. Sublease income in the year ended December 31, 2019, amounted to $ 30.

The following table represents the weighted-average remaining lease term and discount rate:

Twelve months ended
December 31, 2019

Weighted average remaining lease term	5.8 years
Weighted average discount (annual) rate	8.9%

Operating lease expenses for the Company and Compugen USA, Inc. were approximately $ 1,586, $ 1,680 and $ 1,379 in the years ended December 31, 2019, 2018 and 2017, respectively.

Maturities of operating lease liabilities were as follows:

December 31, 2019

2020	$886
2021	779
2022	787
2023	658
2024 and after	1,454
Total operating lease payments	$4,564
Less: imputed interest	986
Present value of lease liabilities	$3,578

Lease liabilities, current	$600
Lease liabilities, non- current	2,978
Present value of lease liabilities	$3,578

The above annual minimum future rental commitments include a first option to extend the lease of the Company facility for additional five-year period and exclude a second option to extend the lease of the Company facility for additional five-year period following expiration of the current lease period.